OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued expenses	$ 172,233	$ 120,054
Other payables	2,427	18,547
Total other payables and accrued liabilities	$ 174,660	$ 138,601